Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue
Wholesale trading revenue, net	$ 38,611,944	$ 25,305,723
Retail electricity revenue	11,229,476	7,479,775
Total revenue	49,841,420	32,785,498
Costs and expenses
Cost of retail electricity sold	11,440,672	7,760,674
Retail sales and marketing	324,948	493
Compensation and benefits	21,722,319	15,965,063
Professional fees	2,487,056	1,673,454
Other general and administrative	6,093,843	2,853,517
Trading tools and subscriptions	1,332,804	922,756
Total operating expenses	43,401,642	29,175,957
Operating income	6,439,778	3,609,541
Other income (expense)
Interest expense	(2,293,376)	(1,501,935)
Interest income	142,915	30,272
Gain (loss) on foreign currency exchange	(720,952)	2,261
Realized gain on sale of marketable securities	65,655	0
Other income	145,164	0
Total other income (expense)	(2,660,594)	(1,469,402)
Income before income taxes	3,779,184	2,140,139
Income tax provision	0	8,823
Net income	3,779,184	2,131,316
Distributions - preferred	(549,072)	(549,036)
Net income attributable to common	3,230,112	1,582,280
Other comprehensive income (loss)
Foreign currency translation adjustment	661,033	(201,303)
Change in fair value of cash flow hedges	(1,220,022)	438,646
Unrealized gain on investment securities	5,349	5,767
Comprehensive income	$ 3,225,544	$ 2,374,426